Goodwill - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2019 EUR (€) Reporting_Unit	Dec. 31, 2018 EUR (€)
Goodwill [Line Items]
Number of reporting units | Reporting_Unit	2
Goodwill	€ 4,541,100,000	€ 4,541,100,000
Impairment charges of goodwill	0
RU ASML [Member]
Goodwill [Line Items]
Goodwill	4,078,800,000	4,078,800,000
RU CLS [Member]
Goodwill [Line Items]
Goodwill	€ 462,300,000	€ 462,300,000